Basis of Preparation of Financial Statements and Principal Accounting Policies - Impact on Depreciation Expenses of Current and Future Periods due to Change in Estimated Useful Lives of Certain Properties and Equipment (Detail)
$ in Thousands
12 Months Ended
Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Decrease in depreciation expenses	$ (119,737)
Within 1 year [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Decrease in depreciation expenses	(605,259)
1-2 years [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Decrease in depreciation expenses	(391,669)
2-3 years [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Decrease in depreciation expenses	$ (164,863)